Fees and Expenses	Dec. 31, 2025 USD ($)
Virtus AlphaSimplex Global Alternatives Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 27 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Virtus AlphaSimplex Global Alternatives Fund, a series of Virtus Alternative Solutions Trust, is the successor of the AlphaSimplex Global Alternatives Fund, formerly a series of Natixis Funds Trust II (the “Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on May 19, 2023.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus AlphaSimplex Global Alternatives Fund	Class A Shares	Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus AlphaSimplex Global Alternatives Fund		Class A Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.42%	0.44%	0.34%
Acquired Fund Fees and Expenses		0.07%	0.07%	0.07%
Expenses (as a percentage of Assets)	[1]	1.84%	1.61%	1.51%
Fee Waiver or Reimbursement	[2]	(0.28%)	(0.30%)	(0.25%)
Net Expenses (as a percentage of Assets)	[1],[2]	1.56%	1.31%	1.26%
[1]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.49% for Class A Shares, 1.24% for Class I Shares and 1.19% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus AlphaSimplex Global Alternatives Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 700	$ 133	$ 128
Expense Example, with Redemption, 3 Years	1,071	479	453
Expense Example, with Redemption, 5 Years	1,466	848	800
Expense Example, with Redemption, 10 Years	$ 2,568	$ 1,886	$ 1,780

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus AlphaSimplex Global Alternatives Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 700	$ 133	$ 128
Expense Example, No Redemption, 3 Years	1,071	479	453
Expense Example, No Redemption, 5 Years	1,466	848	800
Expense Example, No Redemption, 10 Years	$ 2,568	$ 1,886	$ 1,780

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 514% of the average value of its portfolio.

Portfolio Turnover, Rate	514.00%
Virtus AlphaSimplex Managed Futures Strategy Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 27 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Virtus AlphaSimplex Managed Futures Strategy Fund, a series of Virtus Alternative Solutions Trust, is the successor of the AlphaSimplex Managed Futures Strategy Fund, formerly a series of Natixis Funds Trust II (the “Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund on May 19, 2023.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus AlphaSimplex Managed Futures Strategy Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus AlphaSimplex Managed Futures Strategy Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.33%	0.29%	0.34%	0.18%
Expenses (as a percentage of Assets)		1.83%	2.54%	1.59%	1.43%
Fee Waiver or Reimbursement	[1]	(0.13%)	(0.09%)	(0.14%)	(0.10%)
Net Expenses (as a percentage of Assets)	[1]	1.70%	2.45%	1.45%	1.33%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares, 2.45% for Class C Shares, 1.45% for Class I Shares and 1.33% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus AlphaSimplex Managed Futures Strategy Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 713	$ 348	$ 148	$ 135
Expense Example, with Redemption, 3 Years	1,082	782	488	443
Expense Example, with Redemption, 5 Years	1,474	1,342	852	772
Expense Example, with Redemption, 10 Years	$ 2,570	$ 2,869	$ 1,877	$ 1,704

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus AlphaSimplex Managed Futures Strategy Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 713	$ 248	$ 148	$ 135
Expense Example, No Redemption, 3 Years	1,082	782	488	443
Expense Example, No Redemption, 5 Years	1,474	1,342	852	772
Expense Example, No Redemption, 10 Years	$ 2,570	$ 2,869	$ 1,877	$ 1,704

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Due to the short-term nature of the fund’s investment portfolio, the fund does not calculate a portfolio turnover rate. If a portfolio turnover rate were calculated and included the fund’s short-term instruments, the fund would have a high portfolio turnover rate.